Shareholders of Global Blue Group Holding AG - Narrative (Details) € in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2021 EUR (€) numberOfVotes Rate shares	Mar. 31, 2021 $ / shares shares	Mar. 31, 2020 shares
Disclosure of classes of share capital [line items]
Shares exchange ratio, preference shares to ordinary shares, put option (in ordinary shares for preference shares) | Rate		100.00%
Call option, duration		20 days
Call option, duration of volume weighted average price calculation		30 days
Preference share redemption, duration of volume weighted average price calculation		30 days
Preference share, value attributable on change of control (in USD per share)			$ 10.00
Preference shares, liquidation proceeds (in USD per share)			10
Share issue related cost | €		€ 135,309
Private warrants to shares purchase ratio (in shares per warrant)		1
Price per share, private warrants purchase price (in USD per share)			11.50
Price per warrant, public warrant redemption call (in USD per share)			$ 0.01
Amendment approval required, public warrants (in percentage)		50.00%
Preference shares
Disclosure of classes of share capital [line items]
Number of votes, preference shares | numberOfVotes		1
Dividend rate (in percentage)	8.00%
Increase in dividend rate per year (in percentage)	1.00%
Warrants
Disclosure of classes of share capital [line items]
Public warrants issued | shares		21,083,307
Private warrants issued | shares		9,766,667
Acquisition of warrants (in shares) | shares		30,849,974
Share issue related cost | €		€ 20,196
Number of warrants outstanding (in shares) | shares		30,735,950	30,735,950	0
Minimum
Disclosure of classes of share capital [line items]
Exercise of put option, period		25 days
Volume weighted average price, ordinary shares (in USD per share)			$ 18.00
Volume weighted average price ordinary shares, preference shares (in USD per share)			10.00
Closing price per share (in USD per share)			$ 18.00
Redemption period, public warrants call		30 days
Maximum
Disclosure of classes of share capital [line items]
Exercise of put option, period		65 days